Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

21. OTHER CURRENT LIABILITIES

As at December 31,	2025	2024
Deferred revenue (Note 23)	$45,329	$57,543
Decommissioning liabilities (Note 23)	943	938
Uncertain tax positions	1,315	1,315
Lease liabilities	2,725	2,038
Other	8,119	4,072
Other current liabilities	$58,431	$65,906